Shareholder Report, Average Annual Return (Details) 197238_Pacer Emerging Markets Cash Cows 100 ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	84 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Pacer Emerging Markets Cash Cows 100 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer Emerging Markets Cash Cows 100 ETF NAV
Average Annual Return, Percent	41.46%	7.20%	7.54%
Pacer Emerging Markets Cash Cows 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer Emerging Markets Cash Cows 100 Index
Average Annual Return, Percent	43.68%	9.42%	9.71%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	29.16%	11.29%	13.33%
FTSE Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Emerging Markets Index
Average Annual Return, Percent	31.10%	5.25%	7.58%